Commitments - Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Business combinations and equity investments under various arrangements | Maximum
Investment commitments
Amount committed	¥ 11,570	¥ 12,456